Investments in subsidiaries (Tables)	12 Months Ended
Sep. 30, 2019
Business Combinations 1 [Abstract]
Disclosure of detailed information about business combinations

2018
$
Current assets	109,878
PP&E (Note 6)	2,614
Intangible assets	47,723
Goodwill[1]	209,992
Current liabilities	(89,179)
Deferred tax liabilities	(9,246)
Long-term debt	(27,925)
243,857
Cash acquired	22,642
Net assets acquired	266,499

Consideration paid	253,428
Consideration payable	13,071

[1]
The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. As at September 30, 2018, $44,674,000 of the goodwill is included in the U.S. Commercial and State Government operating segment, $29,081,000 in the Canada operating segment and $136,237,000 in the Northern Europe operating. The goodwill is not deductible for tax purposes.

The following table presents the fair value of assets acquired and liabilities assumed for all the above acquisitions based on the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed:

	Acando	Other	Total
	$	$	$
Current assets	105,298	14,674	119,972
PP&E (Note 6)	6,404	1,271	7,675
Intangible assets (Note 8)	102,889	9,855	112,744
Goodwill[1] (Note 11)	555,921	31,916	587,837
Current liabilities	(120,746)	(12,735)	(133,481)
Deferred tax liabilities	(25,966)	(1,324)	(27,290)
Retirement benefits obligations (Note 16)	(6,550)	(1,444)	(7,994)
Long-term debt	(9,828)	—	(9,828)
	607,422	42,213	649,635
Cash acquired	16,348	(2,481)	13,867
Net assets acquired	623,770	39,732	663,502

Consideration paid	599,744	37,738	637,482
Consideration payable[2]	24,026	1,994	26,020

[1]
The goodwill arising from the acquisitions mainly represents the future economic value associated to acquired work force and synergies with the Company’s operations. As at September 30, 2019, $482,939,000 of the goodwill is included in the Northern Europe operating segment, $90,943,000 in the Central and Eastern Europe operating segment and $13,955,000 in the U.S. Federal operating segment. The goodwill is only deductible for tax purposes for Sunflower.

[2]	Mostly repayable through the fiscal year 2020 with no interest.